Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	$ 251.6
Unrecognized tax benefits that would impact effective tax rate	0.4
Estimate unrecognized tax benefits decrease resulting from prior period tax positions	(1.5)
CANADA
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	359.6
SPAIN
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	96.1
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		$ 95.1
Starz Business of Lions Gate Entertainment Corp
Income Tax Contingency [Line Items]
Unrecognized tax benefits that would impact effective tax rate	5.8
Unrecognized tax benefits increases resulting from current period tax position	(9.1)	5.3	$ 5.8
Unrecognized tax benefits interest on income taxes accrued	4.2	$ 16.5
Derease in unrecognized tax benefits is reasonably possible	$ 7.3
Open Tax Year	2012 2020
Starz Business of Lions Gate Entertainment Corp | CANADA | Two Thousand And Thirty
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 56.2
Starz Business of Lions Gate Entertainment Corp | UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	323.0
Starz Business of Lions Gate Entertainment Corp | UNITED STATES | Tax Year Two Thousand And Thirty Eight
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	157.8
Starz Business of Lions Gate Entertainment Corp | UNITED STATES | Tax Year Two Thousand And Twenty Seven
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	307.0
Tax Credit Carryforward, Amount	8.3
Starz Business of Lions Gate Entertainment Corp | LUXEMBOURG | Two Thousand And Thirty
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	403.6
Starz Business of Lions Gate Entertainment Corp | INDIA | Two Thousand And Thirty
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 22.4